Note 11 - Intangible Assets, Net - Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		$ 1,372,176
Values at the end of the year		1,332,508		$ 1,372,176
Information system projects [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		50,848
Values at the end of the year		53,355		50,848
Licenses, patents and trademarks [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year	[1]	156,304
Values at the end of the year	[1]	152,574		156,304
Goodwill [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		1,084,644
Values at the end of the year		1,085,052		1,084,644
Customer-related intangible assets [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		80,380
Values at the end of the year		41,527		80,380
Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		5,877,471		5,868,965
Currency translation adjustment		(1,538)		(7,941)
Increase due to business combinations	[2]	4,019
Additions		32,379		25,801
Transfers / Reclassifications		(5,535)		(7,539)
Disposals		(509,563)	[3]	(1,815)
Values at the end of the year		5,397,233		5,877,471
Gross carrying amount [member] | Information system projects [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		650,155		637,352
Currency translation adjustment		(2,626)		(6,466)
Increase due to business combinations	[2]
Additions		31,427		22,830
Transfers / Reclassifications		(5,535)		(2,902)
Disposals		(58,947)	[3]	(659)
Values at the end of the year		614,474		650,155
Gross carrying amount [member] | Licenses, patents and trademarks [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year	[1]	547,527		550,500
Currency translation adjustment	[1]			(151)
Increase due to business combinations	[1],[2]	4,019
Additions	[1]	952		2,971
Transfers / Reclassifications	[1]			(4,637)
Disposals	[1]	(1,507)	[3]	(1,156)
Values at the end of the year	[1]	550,991		547,527
Gross carrying amount [member] | Goodwill [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		2,468,638		2,469,962
Currency translation adjustment		1,088		(1,324)
Increase due to business combinations	[2]
Additions
Transfers / Reclassifications
Disposals			[3]
Values at the end of the year		2,469,726		2,468,638
Gross carrying amount [member] | Customer-related intangible assets [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		2,211,151		2,211,151
Currency translation adjustment
Increase due to business combinations	[2]
Additions
Transfers / Reclassifications
Disposals		(449,109)	[3]
Values at the end of the year		1,762,042		2,211,151
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		(4,505,295)		(4,439,909)
Currency translation adjustment		(2,496)		(6,014)
Amortization charge		70,772		71,519
Impairment charge		682		404
Disposals		509,528	[3]	523
Values at the end of the year		(4,064,725)		(4,505,295)
Accumulated depreciation, amortisation and impairment [member] | Information system projects [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		(599,307)		(577,359)
Currency translation adjustment		(2,496)		(6,014)
Amortization charge		23,218		28,072
Impairment charge		2		404
Disposals		58,912	[3]	514
Values at the end of the year		(561,119)		(599,307)
Accumulated depreciation, amortisation and impairment [member] | Licenses, patents and trademarks [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year	[1]	(391,223)		(382,531)
Currency translation adjustment	[1]
Amortization charge	[1]	8,701		8,701
Impairment charge	[1]
Disposals	[1]	1,507	[3]	9
Values at the end of the year	[1]	(398,417)		(391,223)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		(1,383,994)		(1,383,994)
Currency translation adjustment
Amortization charge
Impairment charge		680
Disposals			[3]
Values at the end of the year		(1,384,674)		(1,383,994)
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		(2,130,771)		(2,096,025)
Currency translation adjustment
Amortization charge		38,853		34,746
Impairment charge
Disposals		449,109	[3]
Values at the end of the year		$ (1,720,515)		$ (2,130,771)

[1]	Includes Proprietary Technology.
[2]	Related to Parques Eólicos de la Buena Ventura S.A. acquisition, for more information see note 33 to these Consolidated Financial Statements.
[3]	Mainly related to fully depreciated assets following the deconsolidation of a Canadian subsidiary of the Company.